Business Combination - Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Acquisition of 2Game [Member]
Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Total consideration	$ 3,367,398
Non-controlling interest	2,590,000
Goodwill	2,047,154
Cash	428
Prepayments	7,338
Intangible assets	4,742,000
Total assets	4,749,766
Accounts payable	(33,382)
Deferred tax liability	(806,140)
Total liabilities	(839,522)
Total net assets	3,910,244
Acquisition of Starry [Member]
Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Total consideration	564,546
Goodwill	268,873
Cash	128,843
Inventory	57,102
Prepayments	34,202
Deposit Paid	442
Intangible assets	131,810
Total assets	352,399
Accounts payable	(9,796)
Other payable	(23,896)
Deferred tax liability	(23,034)
Total liabilities	(56,726)
Total net assets	295,673
Acquisition of Martiangear [Member]
Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Total consideration	835,348
Goodwill	674,367
Cash	8,263
Accounts receivable, net	4,808
Inventory	92,889
Intangible assets	85,675
Total assets	191,635
Accounts payable	(17,457)
Deferred tax liability	(13,197)
Total liabilities	(30,654)
Total net assets	160,981
Acquisition of Ban Leong [Member]
Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Total consideration	25,716,146
Non-controlling interest	27,070,012
Goodwill	9,361,193
Cash	11,311,600
Accounts receivable, net	15,642,759
Inventory	25,604,539
Other receivable and other current assets, net	1,125,378
Investment in convertible notes	2,597,253
Prepayments	426,720
Property and equipment, net	487,217
Operating leases right-of-use assets	2,253,549
Intangible assets	5,039,150
Deferred tax assets	27,431
Total assets	64,515,596
Bank Loans, current	(442,852)
Accounts payable	(11,691,291)
Operating lease liabilities	(2,281,716)
Other payable	(4,742,439)
Contract liabilities	(520,926)
Deferred tax liability	(907,047)
Tax payables	(504,360)
Total liabilities	(21,090,631)
Total net assets	$ 43,424,965